Schedule II. Unaudited Valuation and Qualifying Accounts (Detail) - Unaudited Valuation and Qualifying Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additions	$ 127	$ 212
Payments	(143)	(200)
Allowance for Doubtful Accounts [Member]
Beginning balance	206	256	248
Additions	(7)	(18)	26
Deductions	(26)	(32)	(18)
Balance at end of year	173	206	256
Inventory Valuation Reserve [Member]
Beginning balance	1,557	1,787	2,549
Additions	1,033	778	1,167
Deductions	(1,213)	(1,008)	(1,929)
Balance at end of year	1,377	1,557	1,787
Valuation Allowance of Deferred Tax Assets [Member]
Beginning balance	2,697	2,844	3,013
Additions	(169)	(147)	(169)
Balance at end of year	2,528	2,697	2,844
Warranty Reserves [Member]
Beginning balance	87	75	90
Additions	127	212	114
Payments	(143)	(200)	(129)
Balance at end of year	$ 71	$ 87	$ 75